SHARE BASED COMPENSATION (Narrative) (Details)						1 Months Ended						12 Months Ended
	May 04, 2015 Item $ / shares shares	Apr. 13, 2015 shares	Mar. 01, 2015 shares	Oct. 10, 2014 $ / shares	Aug. 18, 2014 shares	Nov. 16, 2016 $ / shares shares	Nov. 15, 2016 $ / shares	Sep. 23, 2016 shares	Aug. 25, 2016 shares	Aug. 31, 2014 shares	Aug. 31, 2009 Item shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2016 $ / shares	Aug. 20, 2015 shares	Apr. 30, 2015 shares	Oct. 31, 2014 shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												1,760,000	1,760,000
Additional stock-based compensation expense | ¥															¥ 1,608,968
Share-based compensation | ¥												¥ 89,567,699		¥ 112,714,385	42,689,995
Market value of ordinary shares | (per share)												¥ 26.45				$ 3.81
Intrinsic value of options exercised | ¥												¥ 81,059,329		¥ 152,515,116	¥ 67,877,828
Fair value per option at grant date (RMB) | ¥ / shares												¥ 17.48		¥ 27.73	¥ 28.42
Unrecognized share-based compensation expense | ¥												¥ 57,514,872
Unrecognized share-based compensation expense, weighted-average recognition period												3 years	3 years
Cash received from the exercise of share options | ¥												¥ 21,730,663
Stock options outstanding												14,656,086		14,627,422
Stock based compensation from issuance of options | ¥												¥ 89,567,699
Share Based Compensation												203,269,631	$ 29,276,918	¥ 112,714,385	¥ 42,689,995
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation | ¥												¥ 113,701,932
JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																		12,766,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option at grant date (RMB) | ¥ / shares															¥ 28.42
Stock Options [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life												10 years	10 years
Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments				5
Options granted					873,200			1,352,840	600,000		9,940,000
Exercise price of options granted | $ / shares				$ 5.93
Additional stock-based compensation expense | ¥												¥ 1,410,137		¥ 35,513
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,659,580
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	40.00%
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the second and third anniversaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	30.00%
Stock Options [Member] | Directors and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | Item	5
Options granted	7,021,300
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																				9,325,122
Contractual life											7 years
Number of vesting increments											5
2009 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											953,200
Number of employees to whom options granted | Item											1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											36 months
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued										12,796,745
Contractual life										10 years
Number of vesting increments										5
Stock options outstanding						9,472,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | ¥												19,545,720
2014 Plan [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																			12,766
2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued		160,000
Contractual life		5 years 11 months 5 days
Number of vesting increments		5
Options granted						1,760,000
Exercise price of options granted | $ / shares						$ 3.2875	$ 3.2875
2014 Plan [Member] | Stock Options [Member] | Directors, officers and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	10 years
Options granted	8,680,880
Exercise price of options granted | $ / shares	$ 3.9166
Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																	1,352,840
Additional stock-based compensation expense | ¥												¥ 180,553
2009 and 2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued			320,000
Contractual life			5 years 11 months 5 days
Number of vesting increments			5